Write downs and other provisions - Additional Information (Detail) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 17, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)
Details Of Write Downs And Other Provisions [Line Items]
Additional provisions, other provisions	€ 12,192	€ 16,585	€ 13,464
Legal proceedings provision		28,254		$ 32,000
Write Downs And Disposal [Member] | Agnona [Member]
Details Of Write Downs And Other Provisions [Line Items]
Loss incurred before sale of business		6,006
Write down of stake		€ 144
Percentage of voting interests acquired		30.00%		30.00%